Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Beginning balance at Dec. 31, 2011	$ 157,348	$ 14,608	$ 46,734	$ 95,141	$ 865
Cash dividends declared, $.85,$.60 and $.60 per share for the period ended 2012, 2013 and 2014 respectively	(6,243)			(6,243)
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively	4,518	212	4,306
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively	189	18	171
Share based compensation expense	31		31
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058,$4,261 and 2,245 for the period 2012, 2013 and 2014 respectively	1,707				1,707
Net earnings for the year	12,148			12,148
Ending balance at Dec. 31, 2012	169,698	14,838	51,242	101,046	2,572
Cash dividends declared, $.85,$.60 and $.60 per share for the period ended 2012, 2013 and 2014 respectively	(4,464)			(4,464)
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively	3,248	147	3,101
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively	156	12	144
Share based compensation expense	32		32
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058,$4,261 and 2,245 for the period 2012, 2013 and 2014 respectively	(6,868)				(6,868)
Net earnings for the year	15,869			15,869
Ending balance at Dec. 31, 2013	177,671	14,997	54,519	112,451	(4,296)
Cash dividends declared, $.85,$.60 and $.60 per share for the period ended 2012, 2013 and 2014 respectively	(4,510)			(4,510)
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively	3,204	139	3,065
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively	186	12	174
Share based compensation expense	41		41
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058,$4,261 and 2,245 for the period 2012, 2013 and 2014 respectively	3,617				3,617
Repurchase of 2,053 common shares	(94)	(4)	(90)
Net earnings for the year	20,777			20,777
Ending balance at Dec. 31, 2014	$ 200,892	$ 15,144	$ 57,709	$ 128,718	$ (679)